Additional Financial Information of Parent Company - Financial Statements Schedule I (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 26,523,390	$ 14,630,140	$ 9,050,371
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation	2,520,565	498,756
Income from equity in subsidiaries and VIE	(687,225)	(78,015)	135,892
Changes in operating assets and liabilities:
Other current assets	5,641	(490,244)	(151,621)
Other current liabilities	(1,546,625)	1,383,927	330,628
Net cash used in operating activities	55,701,144	24,443,395	17,306,401
Cash flows from investing activities:
Net cash used in investing activities	(9,325,417)	(6,046,958)	(15,137,840)
Cash flows from financing activities:
Proceeds from issuance of preferred shares		7,786,519	1,500,000
Proceeds from IPO	49,950,000
Payment of IPO expenses	(7,323,411)	(269,962)
Subscription receivable		50,000
Net cash provided by financing activities	47,735,317	7,761,042	2,125,112
Net increase in cash and cash equivalents	90,947,566	26,213,891	4,383,747
Cash and cash equivalents-beginning of the year	31,557,233	5,343,342	959,595
Cash and cash equivalents-end of the year	122,504,799	31,557,233	5,343,342
Non-cash investing and financing activities:
Acquisition of Scepter through share settlement	(56,375,839)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares	38,294,634
Parent Company
Cash flows from operating activities:
Net income	24,337,013	14,372,300	9,155,065
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation	2,520,565	498,756
Income from equity in subsidiaries and VIE	(27,273,458)	(15,588,900)	(9,155,141)
Changes in operating assets and liabilities:
Other current assets	(123,864)
Other current liabilities	(621,927)	714,586	76
Net cash used in operating activities	(1,161,671)	(3,258)
Cash flows from investing activities:
Loan to subsidiaries	(23,400,102)	(5,051,423)	(1,500,000)
Net cash used in investing activities	(23,400,102)	(5,051,423)	(1,500,000)
Cash flows from financing activities:
Proceeds from issuance of preferred shares		7,786,519	1,500,000
Proceeds from issuance of new shares to SINA	5,280,000
Proceeds from IPO	49,950,000
Payment of IPO expenses	(5,721,665)	(78,236)
Subscription receivable		50,000
Net cash provided by financing activities	49,508,335	7,758,283	$ 1,500,000
Net increase in cash and cash equivalents	24,946,562	2,703,602
Cash and cash equivalents-beginning of the year	2,703,602
Cash and cash equivalents-end of the year	27,650,164	2,703,602
Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares		$ 29,008,115
Acquisition of Scepter through share settlement	(56,375,829)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares	$ 38,294,634